Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our equity incentive award grant timing is designed so that equity-based awards are granted after the market has had an opportunity to react to our announcement of annual earnings. As such, as a general matter, equity-based awards to our employees and NEOs are typically granted on March 15th each calendar year (or the preceding trading day if markets are not open on March 15th). We also believe this timing helps us avoid broad internal communication of highly confidential financial results prior to public announcement of our annual financial results. Our Compensation Committee may also approve equity-based awards at other times, in connection with significant personnel events, such as new hire, promotion, new directorship, achievement of a significant corporate objective, or appointment to a
Board committee. In addition, our Compensation Committee has the flexibility to grant awards on the 15th day of any month (or the preceding trading day if markets are not open on the 15th).
All equity incentive awards granted to our NEOs and other employees have an exercise price equal to at least the closing price of our common stock on the Nasdaq on the date of grant or, if the award is granted on a date when the Nasdaq is not open, an exercise price equal to at least the closing price of our common stock on the Nasdaq on the preceding trading day. During 2024, our Compensation
Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	Our equity incentive award grant timing is designed so that equity-based awards are granted after the market has had an opportunity to react to our announcement of annual earnings. As such, as a general matter, equity-based awards to our employees and NEOs are typically granted on March 15th each calendar year (or the preceding trading day if markets are not open on March 15th). We also believe this timing helps us avoid broad internal communication of highly confidential financial results prior to public announcement of our annual financial results. Our Compensation Committee may also approve equity-based awards at other times, in connection with significant personnel events, such as new hire, promotion, new directorship, achievement of a significant corporate objective, or appointment to a
Board committee. In addition, our Compensation Committee has the flexibility to grant awards on the 15th day of any month (or the preceding trading day if markets are not open on the 15th).
All equity incentive awards granted to our NEOs and other employees have an exercise price equal to at least the closing price of our common stock on the Nasdaq on the date of grant or, if the award is granted on a date when the Nasdaq is not open, an exercise price equal to at least the closing price of our common stock on the Nasdaq on the preceding trading day. During 2024, our Compensation
Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our equity incentive award grant timing is designed so that equity-based awards are granted after the market has had an opportunity to react to our announcement of annual earnings. As such, as a general matter, equity-based awards to our employees and NEOs are typically granted on March 15th each calendar year (or the preceding trading day if markets are not open on March 15th). We also believe this timing helps us avoid broad internal communication of highly confidential financial results prior to public announcement of our annual financial results. Our Compensation Committee may also approve equity-based awards at other times, in connection with significant personnel events, such as new hire, promotion, new directorship, achievement of a significant corporate objective, or appointment to a
Board committee. In addition, our Compensation Committee has the flexibility to grant awards on the 15th day of any month (or the preceding trading day if markets are not open on the 15th).

MNPI Disclosure Timed for Compensation Value	false